MFS(R) Investment Management
                   500 Boylston Street, Boston, MA 02116-3741
                              617.954.5000 mfs.com



                                        October 29, 2009

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Institutional Trust (the "Trust") (File Nos. 33-37615 and 811-6174) on behalf of MFS(R) Institutional International Equity Fund and MFS(R) Institutional Large Cap Value Fund

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 30 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2009

     Please call the undersigned at (617) 954-5822 or Lisa Foley at (617) 954-6634 with any questions you may have.

                                        Very truly yours,



                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Vice President & Senior Counsel

CRB/bjn